Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (17,918,905)	$ (103,424,827)	$ (13,198,741)
Depreciation of vessels	12,137,445	19,983,772	17,385,608
Impairment loss	3,500,000	78,207,462
Amortization of deferred charges	137,032	145,825	135,981
Loss on sale of vessels		1,935,019	8,568,234
Share-based compensation	510,114	568,334	671,381
Gain on trading securities			(20,373)
Proceeds from the sale of trading securities			47,846
Unrealized gain on derivatives	(718,977)	(1,375,820)	(1,057,929)
Investment income accrued	(987,604)	(196,196)
Loss in investment in joint venture	2,541,775	2,023,191	1,219,692
Trade accounts receivable	(316,841)	(453,980)	(54,285)
Prepaid expenses	(52,983)	(22,168)	(8,196)
Other receivables	596,113	869,278	14,020
Inventories	(284,816)	338,522	793,899
Due from related company		4,948,443	(4,739,739)
Due to related company	242,330	903,478
Trade accounts payable	466,139	(101,764)	476,397
Accrued expenses	(394,155)	(219,962)	(545,968)
Deferred revenue	(186,944)	(96,718)	(1,174,721)
Net cash provided by / (used in) operating activities	(730,277)	4,031,889	8,513,106
Cash flows from investing activities:
Advances for vessels under construction	(15,637,368)	(37,820)
Contributions to joint venture		(6,250,000)	(3,750,000)
Purchase of a vessel	(21,323,935)	(5,978,062)
Other investments		(5,000,000)
Change in retention accounts	168,322	463,596	(55,900)
Change in restricted cash	(300,000)	1,600,000	(3,950,000)
Proceeds from sale of vessels		7,322,818	4,250,843
Net cash used in investing activities	(37,092,981)	(7,879,468)	(3,505,057)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of commissions paid	29,700,000
Proceeds from issuance of common stock, net of commissions paid	14,550,000		15,237,303
Funds used for common stock buyback	(150,687)
Offering expenses paid	(564,922)	(99,200)	(295,733)
Dividends paid	(13,050)	(2,090,944)	(4,447,522)
Loan arrangement fees paid	(299,900)
Proceeds from long-term debt	23,300,000
Repayment of long-term debt	(14,687,000)	(15,937,000)	(13,332,000)
Net cash (used in) / provided by financing activities	51,834,441	(18,127,144)	(2,837,952)
Net increase / (decrease) in cash and cash equivalents	14,011,183	(21,974,723)	2,170,097
Cash and cash equivalents at beginning of year	11,400,237	33,374,960	31,204,863
Cash and cash equivalents at end of year	25,411,420	11,400,237	33,374,960
Supplemental cash flow information
Cash paid for interest	2,000,850	1,734,967	1,839,322
Non cash financing and investing activities :
Offering expenses accrued	452,708	66,478	30,000
“Payment-in-kind” dividends	$ 1,440,100